Acquisitions of businesses and purchase accounting - Good Night Medical, LLC - Narratives (Details) - Good Night Medical, LLC - USD ($)		6 Months Ended	12 Months Ended
	Apr. 01, 2022	Sep. 30, 2022	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 6,162,000
Cash consideration	$ 4,361,000	$ 1,801,000	$ 1,801,000
Discount rate	3.41%
Fair value of holdback consideration	$ 1,801,000
Professional fees in conjunction with the acquisition	$ 55,000
Revenue of combined entity as if combination occurred at beginning of period			8,300,000
Profit (loss) of combined entity as if combination occurred at beginning of period			$ (270,000)
Revenue of acquiree since acquisition date		3,100,000
Profit (loss) of acquiree since acquisition date		$ (550,000)